Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of December 31,
	2024	2025
Finite-lived intangible assets
Software	$67,925	$76,621
Less: accumulated amortization	(36,935)	(64,578)
Subtotal	30,990	12,043

Indefinite-lived intangible assets
Trademark and trade name	167,804	184,911
Subtotal	167,804	184,911
Total intangible assets, net	$198,794	$196,954